LEASES (Details) - USD ($)		12 Months Ended
	Jun. 11, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASES [Abstract]
ROU asset offsetting	$ 0		$ 593,900
Right of use assets obtained in exchange for operating lease liability	0	$ 0	593,900
Incremental borrowing rate		7.01%
Remaining useful life		2 years 2 months 1 day
Lease Assets [Abstract]
Lease assets		$ 353,200	$ 507,100
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Assets	Assets
Total lease assets		$ 353,200	$ 507,100
Lease Liabilities [Abstract]
Operating lease liabilities, current		$ 160,300	$ 149,400
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Liabilities, Current	Liabilities, Current
Operating lease liabilities, non-current		$ 201,600	$ 362,100
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Liabilities	Liabilities
Total lease liabilities		$ 361,900	$ 511,500
Lease Costs [Abstract]
Operating lease costs	179,500		104,700
Total lease costs	$ 179,500		104,700
Minimum Commitment Under Company leases [Abstract]
2024		180,400
2025		185,800
2026		31,300
Total		397,500
Amount representing interest		35,600
Total lease liabilities		$ 361,900	$ 511,500